Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Jan. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total fair value of options vested		$ 2.4
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost		$ 16.0	$ 6.7
Weighted-average period of unrecognized compensation cost expected to be recognized		2 years 9 months 18 days	10 months 24 days
2021 Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized to issue on common stock	9,583,570
Remaining shares available for issuance		2,370,188
Increase in percentage, number of shares of stock issued and outstanding	4.00%
Expiration period of awards granted		10 years
Weighted-average grant date fair value of stock options granted		$ 2.17
Unrecognized compensation cost		$ 13.7	$ 8.7
Weighted-average period of unrecognized compensation cost expected to be recognized		2 years 4 months 24 days	2 years 2 months 12 days
2021 Stock Option Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		3 years
2021 Stock Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		4 years